FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 90.3%
  COMMON STOCKS 89.8%
  AUSTRALIA 0.5%
  Alumina Ltd. ......................................                 Metals & Mining                       583,600    $  2,692,565
                                                                                                                       ------------
  BELGIUM 0.5%
  Agfa Gevaert NV ...................................           Leisure Equipment & Products                 86,400       2,049,005
a Agfa Gevaert NV, 144A .............................           Leisure Equipment & Products                 21,900         519,366
                                                                                                                       ------------
                                                                                                                          2,568,371
                                                                                                                       ------------
  BERMUDA 2.0%
  ACE Ltd. ..........................................                    Insurance                           94,225       5,156,934
  XL Capital Ltd., A ................................                    Insurance                           69,790       4,794,573
                                                                                                                       ------------
                                                                                                                          9,951,507
                                                                                                                       ------------
  CANADA 1.0%
  Alcan Inc. ........................................                 Metals & Mining                        62,180       2,479,408
  Domtar Inc. .......................................             Paper & Forest Products                   383,450       2,251,450
                                                                                                                       ------------
                                                                                                                          4,730,858
                                                                                                                       ------------
  CHINA 7.5%
  BYD Co. Ltd., H ...................................               Electrical Equipment                  1,097,000       3,168,221
  China Life Insurance Co. Ltd., H ..................                    Insurance                        1,515,000       2,963,629
  China Mobile (Hong Kong) Ltd. .....................       Wireless Telecommunication Services             700,500       4,949,847
b China Pharmaceutical Group Ltd. ...................                 Pharmaceuticals                    25,503,000       3,077,127
a China Power International Development Ltd.,
   144A .............................................   Independent Power Producers & Energy Traders      2,814,500       1,152,440
  China Resources Power Holdings Co. Ltd. ...........   Independent Power Producers & Energy Traders     10,126,000      10,710,048
a China Shenhua Energy Co. Ltd., 144A ...............           Oil, Gas & Consumable Fuels               1,569,000       2,525,497
  China Telecom Corp. Ltd., H .......................      Diversified Telecommunication Services         5,324,000       1,927,141
  PetroChina Co. Ltd., H ............................           Oil, Gas & Consumable Fuels               1,770,000       1,903,898
  Shanghai Electric Group Co. Ltd. ..................               Electrical Equipment                  3,150,000       1,059,347
b TCL Communication Technology Holdings Ltd. ........             Communications Equipment                4,897,186         169,721
b TCL Multimedia Technology Holdings Ltd. ...........                Household Durables                   5,668,000         516,553
  Weiqiao Textile Co. Ltd. ..........................         Textiles, Apparel & Luxury Goods            2,234,500       2,959,963
                                                                                                                       ------------
                                                                                                                         37,083,432
                                                                                                                       ------------
  FRANCE 6.1%
b Arkema ............................................                    Chemicals                            2,697         127,271
  AXA SA ............................................                    Insurance                          102,318       3,773,411
  Electricite de France .............................                Electric Utilities                      48,870       2,714,590
  France Telecom SA .................................      Diversified Telecommunication Services           100,330       2,303,017
  Sanofi-Aventis ....................................                 Pharmaceuticals                        83,866       7,466,392
  Suez SA ...........................................                 Multi-Utilities                       110,374       4,854,378
  Total SA, B .......................................           Oil, Gas & Consumable Fuels                 107,908       7,081,931
  Valeo SA ..........................................                 Auto Components                        48,623       1,734,599
                                                                                                                       ------------
                                                                                                                         30,055,589
                                                                                                                       ------------
  GERMANY 4.0%
  Bayerische Motoren Werke AG .......................                   Automobiles                          42,010       2,252,022


                                          Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GERMANY (CONTINUED)
    Celesio AG ......................................         Health Care Providers & Services               98,600    $  5,141,830
    Deutsche Post AG ................................             Air Freight & Logistics                   131,260       3,442,474
    E.ON AG .........................................                Electric Utilities                      57,480       6,831,097
    Siemens AG, ADR .................................             Industrial Conglomerates                   22,680       1,975,428
                                                                                                                       ------------
                                                                                                                         19,642,851
                                                                                                                       ------------
    GUERNSEY ISLANDS 0.4%
a,b KKR Private Equity Investors LP, 144A ...........          Diversified Financial Services                88,000       1,870,000
                                                                                                                       ------------
    HONG KONG 1.9%
    Cheung Kong (Holdings) Ltd. .....................                   Real Estate                         512,000       5,497,462
  b CK Life Sciences International (Holdings) Inc. ..                  Biotechnology                         30,409           2,927
    Hutchison Whampoa Ltd., ADR .....................             Industrial Conglomerates                   26,100       1,152,458
    MTR Corp. Ltd. ..................................                   Road & Rail                         449,500       1,128,561
    Swire Pacific Ltd., A ...........................                   Real Estate                         145,000       1,515,021
                                                                                                                       ------------
                                                                                                                          9,296,429
                                                                                                                       ------------
    INDIA 1.5%
    Hindustan Petroleum Corp. Ltd. ..................           Oil, Gas & Consumable Fuels                 275,410       1,681,992
    Satyam Computer Services Ltd. ...................                   IT Services                         331,900       5,933,102
                                                                                                                       ------------
                                                                                                                          7,615,094
                                                                                                                       ------------
    ISRAEL 0.3%
  b Check Point Software Technologies Ltd. ..........                     Software                           76,200       1,451,610
                                                                                                                       ------------
    ITALY 1.6%
    Eni SpA .........................................           Oil, Gas & Consumable Fuels                 184,151       5,457,836
    UniCredito Italiano SpA .........................                 Commercial Banks                      292,930       2,431,427
                                                                                                                       ------------
                                                                                                                          7,889,263
                                                                                                                       ------------
    JAPAN 6.1%
    East Japan Railway Co. ..........................                   Road & Rail                             447       3,126,218
    Hitachi Ltd. ....................................        Electronic Equipment & Instruments             466,000       2,718,547
    Komatsu Ltd. ....................................                    Machinery                          141,000       2,435,460
    Mabuchi Motor Co. Ltd. ..........................        Electronic Equipment & Instruments              31,600       1,931,773
    NEC Corp. .......................................             Computers & Peripherals                   175,000         961,644
    Nintendo Co. Ltd. ...............................                     Software                           33,200       6,842,115
    Nippon Telegraph & Telephone Corp. ..............      Diversified Telecommunication Services               400       1,964,354
    Nomura Holdings Inc. ............................                 Capital Markets                       213,300       3,756,522
    Olympus Corp. ...................................         Health Care Equipment & Supplies               88,300       2,601,786
    Sompo Japan Insurance Inc. ......................                    Insurance                           44,000         576,335
    Sony Corp. ......................................                Household Durables                      82,800       3,351,120
                                                                                                                       ------------
                                                                                                                         30,265,874
                                                                                                                       ------------
    MEXICO 2.0%
    Kimberly Clark de Mexico SA de CV, A ............                Household Products                     445,600       1,804,623
    Telefonos de Mexico SA de CV, L, ADR ............      Diversified Telecommunication Services           311,040       7,956,403
                                                                                                                       ------------
                                                                                                                          9,761,026
                                                                                                                       ------------


4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  NETHERLANDS 3.3%
  Akzo Nobel NV .....................................                     Chemicals                          80,250    $  4,944,135
  ING Groep NV ......................................          Diversified Financial Services               132,300       5,820,387
  Koninklijke Philips Electronics NV ................                Household Durables                     163,503       5,737,499
                                                                                                                       ------------
                                                                                                                         16,502,021
                                                                                                                       ------------
  NEW ZEALAND 0.6%
  Fisher & Paykel Healthcare Corp. Ltd. .............         Health Care Equipment & Supplies            1,166,850       3,161,621
                                                                                                                       ------------
  SINGAPORE 0.5%
  DBS Group Holdings Ltd. ...........................                 Commercial Banks                      215,000       2,599,496
                                                                                                                       ------------
  SOUTH KOREA 6.1%
  Bank of Pusan .....................................                 Commercial Banks                      217,610       2,690,660
  Daegu Bank Co. Ltd. ...............................                 Commercial Banks                      175,690       2,942,866
  Hana Financial Group Inc. .........................                 Commercial Banks                       47,257       2,162,460
  Kookmin Bank ......................................                 Commercial Banks                       73,720       5,811,902
  Korea Electric Power Corp., ADR ...................                Electric Utilities                     234,530       4,585,061
  KT Corp., ADR .....................................      Diversified Telecommunication Services           165,185       3,546,522
  Samsung Electronics Co. Ltd. ......................     Semiconductors & Semiconductor Equipment            8,630       6,055,820
  SK Telecom Co. Ltd., ADR ..........................        Wireless Telecommunication Services             92,600       2,188,138
                                                                                                                       ------------
                                                                                                                         29,983,429
                                                                                                                       ------------
  SPAIN 4.6%
  Banco Santander Central Hispano SA ................                 Commercial Banks                      322,500       5,100,161
  Iberdrola SA, Br. .................................                Electric Utilities                     180,936       8,100,045
  Repsol YPF SA .....................................            Oil, Gas & Consumable Fuels                161,820       4,816,516
  Telefonica SA .....................................      Diversified Telecommunication Services           259,975       4,507,003
                                                                                                                       ------------
                                                                                                                         22,523,725
                                                                                                                       ------------
  SWEDEN 1.9%
  Atlas Copco AB, A .................................                     Machinery                         145,480       3,821,655
  Nordea Bank AB ....................................                 Commercial Banks                      236,730       3,101,288
  Securitas AB, B ...................................          Commercial Services & Supplies               140,800       1,767,698
b Securitas Direct AB, B ............................           Diversified Consumer Services               140,800         353,539
b Securitas Systems AB ..............................          Commercial Services & Supplies               140,800         528,388
                                                                                                                       ------------
                                                                                                                          9,572,568
                                                                                                                       ------------
  SWITZERLAND 4.2%
  Lonza Group AG ....................................                     Chemicals                          41,300       2,860,806
  Nestle SA .........................................                   Food Products                         8,740       3,048,025
  Swiss Reinsurance Co. .............................                     Insurance                          87,098       6,667,156
  UBS AG ............................................                  Capital Markets                      138,000       8,256,599
                                                                                                                       ------------
                                                                                                                         20,832,586
                                                                                                                       ------------
  TAIWAN 0.8%
  Chunghwa Telecom Co. Ltd., ADR ....................      Diversified Telecommunication Services           114,342       1,979,260
  Lite-on Technology Corp., GDR .....................              Computers & Peripherals                  174,624       2,154,455
                                                                                                                       ------------
                                                                                                                          4,133,715
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  THAILAND 2.0%
  Airports of Thailand Public Co. Ltd. ..............          Transportation Infrastructure              2,135,400    $  3,297,037
  BEC World Public Co. Ltd., fgn. ...................                      Media                          4,081,800       1,890,678
  Krung Thai Bank Public Co. Ltd., fgn. .............                 Commercial Banks                   15,000,000       4,592,041
                                                                                                                       ------------
                                                                                                                          9,779,756
                                                                                                                       ------------
  UNITED KINGDOM 10.0%
  BAE Systems PLC ...................................               Aerospace & Defense                     925,737       6,851,248
  BP PLC ............................................           Oil, Gas & Consumable Fuels                 383,840       4,182,957
b British Airways PLC ...............................                     Airlines                          214,800       1,717,404
  British Sky Broadcasting Group PLC ................                      Media                            215,760       2,205,839
  Cable & Wireless PLC ..............................      Diversified Telecommunication Services           705,230       1,828,903
  Cadbury Schweppes PLC .............................                  Food Products                        225,600       2,401,484
  GlaxoSmithKline PLC ...............................                 Pharmaceuticals                        90,900       2,420,325
  HSBC Holdings PLC .................................                 Commercial Banks                      156,800       2,860,003
  National Grid PLC .................................                 Multi-Utilities                       148,743       1,860,472
  Royal Dutch Shell PLC, A ..........................           Oil, Gas & Consumable Fuels                  21,030         692,626
  Royal Dutch Shell PLC, B ..........................           Oil, Gas & Consumable Fuels                 256,227       8,703,068
  Shire PLC .........................................                 Pharmaceuticals                       200,388       3,331,922
  Smiths Group PLC ..................................             Industrial Conglomerates                  219,270       3,680,779
  Unilever PLC ......................................                  Food Products                        132,631       3,270,702
  Yell Group PLC ....................................                      Media                            292,700       3,263,734
                                                                                                                       ------------
                                                                                                                         49,271,466
                                                                                                                       ------------
  UNITED STATES 20.4%
  Abbott Laboratories ...............................                 Pharmaceuticals                       137,640       6,683,798
  American International Group Inc. .................                    Insurance                           31,152       2,064,132
  Aon Corp. .........................................                    Insurance                          152,920       5,179,400
  Applera Corp. - Applied Biosystems Group ..........                  Biotechnology                         52,600       1,741,586
  AT&T Inc. .........................................      Diversified Telecommunication Services            75,190       2,448,186
b BMC Software Inc. .................................                     Software                          236,790       6,445,424
b Boston Scientific Corp. ...........................         Health Care Equipment & Supplies              158,540       2,344,807
  Bristol-Myers Squibb Co. ..........................                 Pharmaceuticals                       146,600       3,653,272
b Cadence Design Systems Inc. .......................                     Software                          133,000       2,255,680
  CIGNA Corp. .......................................         Health Care Providers & Services               31,500       3,664,080
b The DIRECTV Group Inc. ............................                      Media                            126,600       2,491,488
  El Paso Corp. .....................................           Oil, Gas & Consumable Fuels                 171,300       2,336,532
  Electronic Data Systems Corp. .....................                   IT Services                          61,000       1,495,720
  H&R Block Inc. ....................................          Diversified Consumer Services                 81,600       1,773,984
b Interpublic Group of Cos. Inc. ....................                      Media                            169,100       1,674,090
b Invitrogen Corp. ..................................                  Biotechnology                         12,480         791,357
  Kraft Foods Inc., A ...............................                  Food Products                        103,000       3,672,980
  Kroger Co. ........................................             Food & Staples Retailing                  197,800       4,577,092
  Liz Claiborne Inc. ................................         Textiles, Apparel & Luxury Goods               58,250       2,301,458
  Merck & Co. Inc. ..................................                 Pharmaceuticals                       151,690       6,355,811
  Microsoft Corp. ...................................                     Software                          194,760       5,322,791
b Millipore Corp. ...................................         Health Care Equipment & Supplies               44,700       2,740,110
  News Corp., A .....................................                      Media                            117,100       2,301,015


6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                         SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED STATES (CONTINUED)
  OfficeMax Inc. ....................................                 Specialty Retail                      127,100    $  5,178,054
  Pfizer Inc. .......................................                  Pharmaceuticals                      115,484       3,275,126
  Raytheon Co. ......................................                Aerospace & Defense                    109,520       5,258,055
  Target Corp. ......................................                 Multiline Retail                       90,140       4,980,235
b Tenet Healthcare Corp. ............................         Health Care Providers & Services              191,800       1,561,252
  Time Warner Inc. ..................................                       Media                           101,100       1,843,053
b Viacom Inc., B ....................................                       Media                           118,180       4,393,932
                                                                                                                       ------------
                                                                                                                        100,804,500
                                                                                                                       ------------
  TOTAL COMMON STOCKS
   (COST $295,972,424) ..............................                                                                   444,039,352
                                                                                                                       ------------
  PREFERRED STOCKS (COST $2,238,485) 0.5%
  Tele Norte Leste Participacoes SA, ADR, pfd. ......      Diversified Telecommunication Services           169,050       2,317,676
                                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS
    (COST $298,210,909) .............................                                                                   446,357,028
                                                                                                                       ------------

                                                                                                   ------------------
                                                                                                    PRINCIPAL AMOUNT
                                                                                                   ------------------
  SHORT TERM INVESTMENTS (COST $23,881,000) 4.8%
  UNITED STATES 4.8%
c Federal Home Loan Bank, 10/02/06 ..................                                                  $ 23,881,000      23,881,000
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $322,091,909) 95.1% .......                                                                   470,238,028
  OTHER ASSETS, LESS LIABILITIES 4.9% ...............                                                                    24,343,678
                                                                                                                       ------------
  NET ASSETS 100.0% .................................                                                                  $494,581,706
                                                                                                                       ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $6,067,303, representing 1.23% of net assets.

b     Non-income producing for the twelve months ended September 30, 2006.

c     The security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $322,091,909
                                                     ============

Unrealized appreciation ..........................   $171,011,085
Unrealized depreciation ..........................    (22,864,966)
                                                     ------------
Net unrealized appreciation (depreciation) .......   $148,146,119
                                                     ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 27, 2006